CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 32,868	$ 30,477
Restricted cash	10,630	21,935
Trade receivables	8,200	6,189
Amounts due from affiliates	4,239	0
Demand note due from owner	0	143,241
Advances to joint ventures	7,130	6,665
Inventory	767	0
Current portion of net investment in direct financing lease	3,192	2,894
Current deferred tax assets	381	343
Prepaid expenses and other receivables	528	564
Total current assets	67,935	212,308
Long-term assets
Restricted cash	15,198	15,184
Vessels, net of accumulated depreciation	353,078	0
Other equipment	119	54
Intangibles and goodwill	18,646	0
Advances to joint ventures	6,861	12,287
Net investment in direct financing lease	290,111	292,469
Long-term deferred tax assets	1,645	1,667
Other long-term assets	10,150	15,449
Total long-term assets	695,808	337,110
Total assets	763,743	549,418
Current liabilities
Current portion of long-term debt	32,208	19,062
Trade payables	1,350	864
Amounts due to owners and affiliates	10,604	6,019
Loans and promissory notes due to owners and affiliates	287	467
Value added and withholding tax liability	2,078	3,066
Derivative financial instruments	4,912	4,676
Current deferred tax liability	450	0
Accrued liabilities and other payables	20,782	13,365
Total current liabilities	72,671	47,519
Long-term liabilities
Accumulated losses of joint ventures	42,507	59,630
Long-term debt	330,635	179,141
Seller’s credit note	47,000	0
Derivative financial instruments	5,855	4,544
Long-term deferred tax liability	644	0
Other long-term liabilities	14,633	22,206
Total long-term liabilities	441,274	265,521
Total liabilities	513,945	313,040
EQUITY
Total partners' capital	257,039	244,553
Accumulated other comprehensive income (loss)	(7,241)	(8,175)
Total equity	249,798	236,378
Total liabilities and equity	763,743	549,418
Common units public [Member]
EQUITY
Total partners' capital	209,372	207,004
Total equity	209,372	207,004
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,604	5,202
Total equity	6,604	5,202
Subordinated units [Member]
EQUITY
Total partners' capital	41,063	32,347
Total equity	$ 41,063	$ 32,347